Schedule of minimum future payments for these finance leases (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Current	R$ 471,956
Non-current	2,007,290
Future payments of finance leases	2,479,246
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	479,323
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	347,096
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	262,399
Later than five years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	186,268
Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	R$ 732,204